Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,008,500
Previously Paid Amount	0
Total Fee Amount	2,910.2
Total Offset Amount	0
Net Fee	$ 2,910.2